Intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
At 1 January	£ 6,480
Charge for the year	222	£ 204	£ 230
Write down of goodwill and other intangible assets	29	159	1,332
At 31 December	6,543	6,480
Impairment to goodwill	0
Cost
Intangible assets
At 1 January	19,851	18,673
Currency translation and other adjustments	280	1,349
Additions	384	480
Disposals and write-off of fully amortised assets	(217)	(651)
At 31 December	20,298	19,851	18,673
Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	13,371	12,136
Currency translation and other adjustments	278	1,343
Disposals and write-off of fully amortised assets	(145)	(471)
Charge for the year	222	204
Write down of goodwill and other intangible assets	29	159
At 31 December	13,755	13,371	12,136
Goodwill
Intangible assets
At 1 January	5,558
At 31 December	5,558	5,558
Goodwill | Cost
Intangible assets
At 1 January	17,756	16,483
Currency translation and other adjustments	283	1,273
At 31 December	18,039	17,756	16,483
Goodwill | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	12,198	10,925
Currency translation and other adjustments	283	1,273
At 31 December	12,481	12,198	10,925
Other | Internally generated software
Intangible assets
At 1 January	922
At 31 December	985	922
Other | Internally generated software | Cost
Intangible assets
At 1 January	2,095	2,190
Currency translation and other adjustments	(3)	76
Additions	384	480
Disposals and write-off of fully amortised assets	(217)	(651)
At 31 December	2,259	2,095	2,190
Other | Internally generated software | Accumulated impairment, depreciation and amortisation
Intangible assets
At 1 January	1,173	1,211
Currency translation and other adjustments	(5)	70
Disposals and write-off of fully amortised assets	(145)	(471)
Charge for the year	222	204
Write down of goodwill and other intangible assets	29	159
At 31 December	£ 1,274	£ 1,173	£ 1,211